JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.3%
Airlines — 0.8%
Delta Air Lines, Inc.*	2,209	106,640

Automobiles — 3.2%
Tesla, Inc.*	529	353,659
Thor Industries, Inc.	613	82,543

		436,202

Banks — 1.2%
First Republic Bank	642	107,040
Signature Bank	274	61,949

		168,989

Beverages — 0.6%
Constellation Brands, Inc., Class A	375	85,522

Biotechnology — 4.5%
Agios Pharmaceuticals, Inc.*	233	12,048
Alnylam Pharmaceuticals, Inc.*	401	56,637
Amgen, Inc.	783	194,936
Biogen, Inc.*	145	40,542
Exact Sciences Corp.*	759	99,968
Exelixis, Inc.*	3,168	71,570
Regeneron Pharmaceuticals, Inc.*	301	142,280

		617,981

Building Products — 2.1%
Fortune Brands Home & Security, Inc.	1,288	123,461
Trane Technologies plc	986	163,207

		286,668

Capital Markets — 3.4%
BlackRock, Inc.(a)	145	109,321
Blackstone Group, Inc. (The), Class A	1,444	107,593
Charles Schwab Corp. (The)	2,518	164,156
S&P Global, Inc.(a)	255	90,016

		471,086

Commercial Services & Supplies — 0.6%
Copart, Inc.*	782	84,966

Electrical Equipment — 2.5%
AMETEK, Inc.	793	101,273
Array Technologies, Inc.*	2,039	60,802
Generac Holdings, Inc.*	537	175,983

		338,058

Electronic Equipment, Instruments & Components — 1.9%
Keysight Technologies, Inc.*	889	127,444
Zebra Technologies Corp., Class A*	275	133,391

		260,835

Entertainment — 1.3%
Roku, Inc.*	259	84,349
Walt Disney Co. (The)*	531	97,907

		182,256

Health Care Equipment & Supplies — 2.7%
Cooper Cos., Inc. (The)	251	96,370
Dexcom, Inc.*	283	101,632
Insulet Corp.*	201	52,539
Intuitive Surgical, Inc.*	170	125,489

		376,030

Health Care Providers & Services — 2.8%
McKesson Corp.	474	92,436
UnitedHealth Group, Inc.	775	288,306

		380,742

Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class A*(a)	255	47,836
DraftKings, Inc., Class A*(a)	1,701	104,312
Las Vegas Sands Corp.*	2,023	122,934
Royal Caribbean Cruises Ltd.*	908	77,723

		352,805

Household Durables — 0.9%
Garmin Ltd.	983	129,638

Insurance — 0.7%
Progressive Corp. (The)(a)	1,031	98,557

Interactive Media & Services — 7.9%
Alphabet, Inc., Class C*	276	570,098
Facebook, Inc., Class A*	716	210,917
Match Group, Inc.*	723	99,376
Pinterest, Inc., Class A*	733	54,241
Snap, Inc., Class A*	1,482	77,496
Zillow Group, Inc., Class C*	535	69,296

		1,081,424

Internet & Direct Marketing Retail — 6.7%
Amazon.com, Inc.*	244	755,299
Booking Holdings, Inc.*	71	164,370

		919,669

IT Services — 6.8%
Affirm Holdings, Inc.*(a)	399	28,213
Global Payments, Inc.	866	174,606
Mastercard, Inc., Class A	818	291,135
MongoDB, Inc.*(a)	258	69,075
PayPal Holdings, Inc.*	1,086	263,775
Snowflake, Inc., Class A*(a)	187	42,908
Twilio, Inc., Class A*	175	59,530

		929,242

Life Sciences Tools & Services — 1.7%
Mettler-Toledo International, Inc.*	84	97,433
Thermo Fisher Scientific, Inc.	308	140,566

		237,999

Machinery — 3.0%
Deere & Co.	402	150,254
Ingersoll Rand, Inc.*	2,725	134,093
Stanley Black & Decker, Inc.	671	134,068

		418,415

Media — 0.4%
Discovery, Inc., Class C*	1,668	61,542

Metals & Mining — 0.8%
Freeport-McMoRan, Inc.*	3,382	111,367

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	503	146,276

Pharmaceuticals — 2.8%
Catalent, Inc.*	1,154	121,507
Horizon Therapeutics plc*	1,041	95,778

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Jazz Pharmaceuticals plc*	505	82,950
Royalty Pharma plc, Class A(a)	1,948	84,958

		385,193

Professional Services — 1.4%
Booz Allen Hamilton Holding Corp.	1,326	106,764
IHS Markit Ltd.	923	89,343

		196,107

Road & Rail — 1.4%
Old Dominion Freight Line, Inc.	454	109,106
Uber Technologies, Inc.*	1,586	86,439

		195,545

Semiconductors & Semiconductor Equipment — 10.2%
Advanced Micro Devices, Inc.*	2,142	168,170
Cree, Inc.*	688	74,396
Entegris, Inc.	1,223	136,767
Lam Research Corp.	350	208,540
Microchip Technology, Inc.	643	99,747
NVIDIA Corp.	502	267,875
QUALCOMM, Inc.	1,671	221,599
SolarEdge Technologies, Inc.*	515	148,044
Teradyne, Inc.	592	71,989

		1,397,127

Software — 11.3%
Cadence Design Systems, Inc.*	607	83,110
Crowdstrike Holdings, Inc., Class A*	464	84,718
Five9, Inc.*	409	63,963
HubSpot, Inc.*	196	89,209
Microsoft Corp.	3,602	849,217
ServiceNow, Inc.*	216	108,156
Synopsys, Inc.*	414	102,703
Trade Desk, Inc. (The), Class A*	130	84,614
Zscaler, Inc.*	412	70,653

		1,536,343

Specialty Retail — 3.5%
CarMax, Inc.*	828	109,818
Home Depot, Inc. (The)	626	191,014
National Vision Holdings, Inc.*	1,232	54,017
Tractor Supply Co.	749	132,651

		487,500

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	6,801	830,780

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	1,543	205,055

TOTAL COMMON STOCKS (Cost $6,932,173)		13,516,559

SHORT-TERM INVESTMENTS — 2.4%
INVESTMENT COMPANIES — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10%(b)(c)(Cost $139,577)	139,541	139,611

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13%(b)(c)	167,197	167,214
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(b)(c)	20,207	20,207

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $187,421)		187,421

TOTAL SHORT-TERM INVESTMENTS (Cost $326,998)		327,032

Total Investments — 100.7% (Cost $7,259,171)		13,843,591
Liabilities in Excess of Other Assets — (0.7)%		(91,292)

Net Assets — 100.0%		13,752,299

Percentages indicated are based on net assets.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $187,270.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$13,843,591	$—	$—	$13,843,591

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$105,416	$3,422,151	$3,387,872	$(61)	$(23)	$139,611	139,541	$224	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (a) (b)	302,529	1,659,000	1,794,250	(67)	2	167,214	167,197	376	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	31,490	911,797	923,080	—	—	20,207	20,207	12	—

Total	$439,435	$5,992,948	$6,105,202	$(128)	$(21)	$327,032		$612	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of March 31, 2021.